INTANGIBLE ASSETS	12 Months Ended
Nov. 30, 2019
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS

13. INTANGIBLE ASSETS

	Video Game Catalogues	Brands	Total
	$	$	$
Cost:
At November 30, 2017	-	-	-
Additions - shares	1,469,456	103,335	1,572,791
Additions - paid or accrued	196,160	-	196,160
Write-offs	(116,352)	-	(116,352)
Net exchange differences	39,994	1,951	41,945
At November 30, 2018	1,589,258	105,286	1,694,544
Additions - paid or accrued	133,356	-	133,356
Net exchange differences	(7,053)	5,013	(2,040)
At November 30, 2019	1,715,561	110,299	1,825,860

Amortization:
At November 30, 2017	-	-	-
Additions	17,722	-	17,722
At November 30, 2018	17,722	-	17,722
Additions	100,202	-	100,202
Net exchange differences	(23)	-	(23)
At November 30, 2019	117,901	-	117,901

Net book value:
At November 30, 2018	1,571,536	105,286	1,676,822
At November 30, 2019	1,597,660	110,299	1,707,959

As at November 30, 2019, included in video game catalogues is $212,625 (2018 - $79,808) of development costs which the Company has not begun amortizing.  Brands were acquired during the year ended November 30, 2018 pursuant to the acquisition of Majesco (Note 5).